S000034352 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(0.33%)	1.35%
iBoxx 5-Year Target Duration TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.45%	2.48%	2.56%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		2.19%	2.26%	2.42%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.55%	0.56%	1.22%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.28%	1.02%	1.35%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the iBoxx 5-Year Target Duration TIPS Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the iBoxx 5-Year Target Duration TIPS Index, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.